Litigation Summary (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Employment class Actions
Provision as per best estimate	$ 12,000
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Employment class Actions
Potential payments under settlement agreement, minimum	8,000
Potential payments under settlement agreement, maximum	15,000
Provision as per best estimate	$ 12,000